Gain Loss Recognized In Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of annuity embedded derivatives	$ 21,109	$ 13,191	$ (60,876)
Change in fair value of assets and liabilities	9,985	(15,681)	(48,088)
Policyholder benefits	7,761	5,612	87,511
Market Value Liability Options
Derivative Instruments, Gain (Loss) [Line Items]
Policy fees	788	745	534
Policyholder benefits	40	196	127
Derivatives Not Designated As Cash Flow Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of assets and liabilities	(11,952)	(29,813)	12,127
Derivatives Not Designated As Cash Flow Hedges [Member] | Over the Counter
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of assets and liabilities	10,706	(4,497)	692
Derivatives Not Designated As Cash Flow Hedges [Member] | Market Value Liability Options
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of annuity embedded derivatives	(1,639)	1,688	5,292
Derivatives Not Designated As Cash Flow Hedges [Member] | Futures
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of assets and liabilities	(32,763)	(32,111)	(11,861)
Derivatives Not Designated As Cash Flow Hedges [Member] | Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of assets and liabilities	10,133	5,690	23,296
Derivatives Not Designated As Cash Flow Hedges [Member] | TRS [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of assets and liabilities	(28)	1,105
Derivatives Not Designated As Cash Flow Hedges [Member] | Guaranteed Minimum Withdrawal Benefit
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of annuity embedded derivatives	16,686	2,659	(54,413)
Derivatives Not Designated As Cash Flow Hedges [Member] | Guaranteed Minimum Accumulation Benefit
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of annuity embedded derivatives	$ 6,062	$ 8,844	$ (11,755)